Leases - Summary of Amounts Related To Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about amounts related to leases [Line Items]
Right-of-use assets	¥ 265,523	¥ 306,599	¥ 419,590	¥ 767,701
Lease liabilities	259,764	302,867
Right-of-use assets [member]
Disclosure of detailed information about amounts related to leases [Line Items]
Right-of-use assets	265,523	306,599
Lease liabilities	¥ 259,764	¥ 302,867